Unaudited Consolidated Income Statement - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	€ 31,559	€ 110,013
Cost of sales	(47,842)	(90,585)
Gross profit (loss)	(16,283)	19,428
Research and development expenses	(8,488)	(8,971)
Selling and general administrative expenses	(32,797)	(31,588)
Impairment gains (losses) on trade receivables, contract assets, and other investments	(55)	(58)
Other income	2,264	14,530
Other expenses	(1,334)	(1,949)
Operating result	(56,694)	(8,608)
Finance income	60,788	24
Finance expenses	(59,542)	(88,883)
Share listing expenses
Net finance result	1,246	(88,859)
Result before tax	(55,447)	(97,467)
Income tax benefits (expenses)	257	(491)
Result for the period	€ (55,190)	€ (97,958)